Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves	$ 2,386		$ 2,966
Allowance for doubtful accounts	1,084		1,634
Other current deferred tax assets	1,215		979
Self-insurance reserves	1,039		769
Total current deferred tax assets	5,724	[1]	6,348	[1]
Share-based compensation	13,911		11,688
Other long-term deferred tax assets	797		1,021
Net operating loss carryforwards	609		648
Total long-term deferred tax assets	15,317		13,357
Valuation allowance	(391)		(423)
Total long-term deferred tax assets	14,926	[2]	12,934	[2]
Deductible goodwill	(66,636)		(46,057)
Depreciation	(3,100)		(2,500)
Other long-term deferred tax liabilities	(1,358)		(1,141)
Total long-term deferred tax liabilities	(71,094)	[2]	(49,698)	[2]
Net deferred tax liabilities	$ (50,444)		$ (30,416)

[1]	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.